Organization and business (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of significant subsidiaries

Name of entity	Ownership interest held by the Group		Place of incorporation and principal place of operation	Principal activities
	2020	2019

Euro Tech (Far East) Limited	100%	100%	Hong Kong	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Euro Tech (China) Limited	- *	100%	Hong Kong	Inactive

Euro Tech Trading (Shanghai) Limited	100%	100%	The PRC	Marketing and trading of water and waste water related process control, analytical and testing instruments, disinfection equipment, supplies and related automation systems

Shanghai Euro Tech Limited	100%	100%	The PRC	Manufacturing of analytical and testing equipment

Shanghai Euro Tech Environmental Engineering Company Limited	100%	100%	The PRC	Inactive

* This company was deregistered on April 3, 2020.

Name of entity	Ownership interest held by the Group				Place of incorporation and principal place of operation	Principal activities
	2020		2019

Yixing Pact Environmental Technology Co., Ltd.	58%		58%		The PRC	Design, manufacturing and operation of water and waste water treatment machinery and equipment

Pact Asia Pacific Limited	58%		58%		The British Virgin Islands	Selling of environmental protection equipment, undertaking environment protection projects and providing relevant technology advice, training and services

Affiliate:

Zhejiang Tianlan Environmental Protection Technology Co. Ltd. (“Blue Sky”)	19.4	% *	19.4	% *	The PRC	Design, general contract, equipment manufacturing, installation, testing and operation management of the treatment of waste gases emitted

* The Group’s interest in Blue Sky has been counted for as an affiliate using the equity method as the Group has representation on both the Board and Executive Committee of Blue Sky, and the ability to participate in the decision-making process and exercise significant influence.

ZHEJIANG TIANLAN
Schedule of significant subsidiaries
Name of entity	Ownership interest held by the Group		Place of incorporation and principal place of operation	Principal activities
	2020	2019

Zhejiang Tianlan Environmental Protection Engineering Company Limited	100%*	-	PRC	Design, general contract, installation and operating management of environmental protection projects
Hangzhou Tianlan Environmental Protection Equipment Company Limited	51%	51%	PRC	Manufacturing and installation services of environmental protection equipment
Hangzhou Tianlan Pure Environmental Protection Technology Company Limited	38.25%	40.8%	PRC	Manufacturing of environmental protection equipment
Hangzhou Tiancan Environmental Technology Company Limited	80%	100%	PRC	Manufacturing of environmental protection equipment